Notes Payable (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Notes payable, principal amount outstanding	$ 467,481	$ 467,786	$ 468,135
Notes Payable [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate		4.40%